Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Series X Convertible Preferred Stock [Member]	Series AA Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Fubo TV Pre-Merger [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Fubo TV Pre-Merger [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Fubo TV Pre-Merger [Member]	Accumulated Other Comprehensive Loss	Noncontrolling Interest [Member]	Total	Fubo TV Pre-Merger [Member]	Convertible Preferred Stock [Member] Fubo TV Pre-Merger [Member]	Total Stockholders Equity [Member] Fubo TV Pre-Merger [Member]
Balance at Dec. 31, 2017				$ 2		$ 9,848		$ (97,246)					$ 76,107	$ (87,396)
Balance, shares at Dec. 31, 2017				2,025,262									9,107,159
Preferred stock converted to common stock													$ 69,377
Preferred stock converted to common stock, shares													2,980,435
Exercise of stock options						84								84
Exercise of stock options, shares				42,378
Issuance of restricted stock
Issuance of restricted stock, shares				8,677
Stock based compensation						952								952
Stock based compensation, shares
Net loss								(129,312)			$ (129,312)	$ (129,312)		(129,312)
Balance at Dec. 31, 2018			$ 1	$ 2	$ 227,570	10,884	$ (21,763)	(226,558)		$ 26,742	232,550	(215,672)	$ 145,484	(215,672)
Balance, shares at Dec. 31, 2018	1,000,000		7,532,776	2,076,317									12,087,594
Issuance of common stock for cash					1,778						1,778
Issuance of common stock for cash, shares			378,098
Preferred stock converted to common stock			$ 1		(1)
Preferred stock converted to common stock, shares	(1,000,000)		15,000,000
Common stock issued for lease settlement					130						130
Common stock issued for lease settlement, shares			18,935
Issuance of subsidiary common stock for cash,					65						65
Issuance of subsidiary common stock for cash, shares
Additional shares issued for reverse stock split
Additional shares issued for reverse stock split, shares			1,374
Exercise of stock options						2						$ 2		2
Exercise of stock options, shares				1								1
Stock based compensation						376								376
Stock based compensation, shares
Issuance of Series E convertible preferred stock, net of issuance costs													$ 60,970
Issuance of Series E convertible preferred stock, net of issuance costs, shares													2,152,593
Net loss							(3,466)	(37,783)		599	(2,867)	$ (37,783)		(37,783)
Balance at Mar. 31, 2019			$ 2	$ 2	229,542	11,262	(25,229)	(264,341)		27,341	231,656		$ 206,454	(253,077)
Balance, shares at Mar. 31, 2019			22,931,183	2,076,318									14,240,187
Balance at Dec. 31, 2018			$ 1	$ 2	227,570	10,884	(21,763)	(226,558)		26,742	232,550	(215,672)	$ 145,484	(215,672)
Balance, shares at Dec. 31, 2018	1,000,000		7,532,776	2,076,317									12,087,594
Issuance of common stock in connection with cancellation of a consulting agreement											(13)
Deemed dividend on Series D preferred stock											(6)
Net loss											(13,141)
Balance at Sep. 30, 2019			$ 2		241,634		(37,557)			29,998	234,077
Balance, shares at Sep. 30, 2019			26,908,609
Balance at Dec. 31, 2018			$ 1	$ 2	227,570	10,884	(21,763)	(226,558)		26,742	232,550	$ (215,672)	$ 145,484	(215,672)
Balance, shares at Dec. 31, 2018	1,000,000		7,532,776	2,076,317									12,087,594
Exercise of stock options						174								174
Exercise of stock options, shares				81,050								81,050
Stock based compensation						1,511								1,511
Stock based compensation, shares
Issuance of Series E convertible preferred stock, net of issuance costs													$ 101,757
Issuance of Series E convertible preferred stock, net of issuance costs, shares													3,528,051
Net loss								(173,701)			(38,127)	$ (173,701)		(173,701)
Balance at Dec. 31, 2019			$ 3	$ 2	257,002	12,569	(56,123)	(400,259)	$ (770)	22,602	222,714	(387,688)	$ 247,241	(387,688)
Balance, shares at Dec. 31, 2019			28,912,500	2,157,367									15,615,645
Balance at Mar. 31, 2019			$ 2	$ 2	229,542	11,262	(25,229)	(264,341)		27,341	231,656		$ 206,454	(253,077)
Balance, shares at Mar. 31, 2019			22,931,183	2,076,318									14,240,187
Issuance of common stock for cash					422						422
Issuance of common stock for cash, shares			386,792
Net loss							(5,547)			2,182	(3,365)
Balance at Jun. 30, 2019			$ 2		229,964		(30,776)			29,523	228,713
Balance, shares at Jun. 30, 2019			23,317,975
Issuance of common stock for cash					717						717
Issuance of common stock for cash, shares			217,271
Issuance of common stock to original owners of Facebank AG					8,250					3,582	11,832
Issuance of common stock to original owners of Facebank AG, shares			2,500,000
Issuance of common stock - subsidiary share exchange					2,979					(2,979)
Issuance of common stock - subsidiary share exchange, shares			856,354
Issuance of common stock in connection with cancellation of a consulting agreement					13						13
Issuance of common stock in connection with cancellation of a consulting agreement, shares			2,000
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock					(379)						(379)
Deemed dividend on Series D preferred stock					(6)						(6)
Accrued Series D Preferred Stock dividends					(5)						(5)
Issuance of common stock for services rendered					101						101
Issuance of common stock for services rendered, shares			15,009
Net loss							(6,781)			(128)	(6,909)
Balance at Sep. 30, 2019			$ 2		241,634		(37,557)			29,998	234,077
Balance, shares at Sep. 30, 2019			26,908,609
Balance at Dec. 31, 2019			$ 3	$ 2	257,002	12,569	(56,123)	(400,259)	(770)	22,602	222,714	(387,688)	$ 247,241	(387,688)
Balance, shares at Dec. 31, 2019			28,912,500	2,157,367									15,615,645
Issuance of common stock for cash					2,297						2,297
Issuance of common stock for cash, shares			795,593
Issuance of common stock - subsidiary share exchange					1,150					(1,150)
Issuance of common stock - subsidiary share exchange, shares			1,552,070
Common stock issued in connection with note payable					67						67
Common stock issued in connection with note payable, shares			7,500
Exercise of stock options						18						$ 18		18
Exercise of stock options, shares				4,820								4,820
Stock based compensation					10,061	368					10,061			368
Stock based compensation, shares			1,040,000
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock					(171)						(171)
Accrued Series D Preferred Stock dividends					(9)						(9)
Deconsolidation of Nexway									770	(2,595)	(1,825)
Net loss							(55,470)	(35,958)		(873)	(56,343)	$ (35,958)		(35,958)
Balance at Mar. 31, 2020			$ 3	$ 2	270,397	12,955	(111,593)	(436,217)		17,984	176,191	(423,260)	$ 247,241	(423,260)
Balance, shares at Mar. 31, 2020			32,307,663	2,162,187									15,615,645
Balance at Dec. 31, 2019			$ 3	$ 2	257,002	12,569	(56,123)	(400,259)	(770)	22,602	222,714	(387,688)	$ 247,241	(387,688)
Balance, shares at Dec. 31, 2019			28,912,500	2,157,367									15,615,645
Issuance of common stock in connection with cancellation of a consulting agreement
Exercise of stock options, shares											226,740
Deemed dividend on Series D preferred stock
Net loss											(404,064)
Balance at Sep. 30, 2020		$ 566,124	$ 5		385,030		(458,632)			16,410	508,937
Balance, shares at Sep. 30, 2020		32,324,362	47,531,170
Balance at Mar. 31, 2020			$ 3	$ 2	270,397	$ 12,955	(111,593)	$ (436,217)		17,984	176,191	$ (423,260)	$ 247,241	$ (423,260)
Balance, shares at Mar. 31, 2020			32,307,663	2,162,187									15,615,645
Issuance of common stock - subsidiary share exchange					892					(892)
Issuance of common stock - subsidiary share exchange, shares			1,201,749
Common stock issued in connection with note payable					192						192
Common stock issued in connection with note payable, shares			25,000
Right to receive Series AA Preferred Stock in connection with acquisition of fuboTV Pre-Merger		$ 566,124									566,124
Right to receive Series AA Preferred Stock in connection with acquisition of fuboTV Pre-Merger Pre-Merger, shares		32,324,362
Settlement of share settled liability					9,054						9,054
Settlement of share settled liability, shares			900,000
Stock based compensation					8,715						8,715
Stock based compensation, shares			343,789
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock							126				126
Accrued Series D Preferred Stock dividends					(8)						(8)
Issuance of common stock and warrants for cash			$ 1		478						479
Issuance of common stock and warrants for cash, shares			3,906,313
Net loss							(72,922)			(682)	(73,604)
Balance at Jun. 30, 2020		$ 566,124	$ 4		289,720		(184,389)			16,410	687,869
Balance, shares at Jun. 30, 2020		32,324,362	38,684,136
Issuance of common stock for cash					20,000						20,000
Issuance of common stock for cash, shares			2,162,163
Issuance of common stock to original owners of Facebank AG					12,395						12,395
Issuance of common stock to original owners of Facebank AG, shares			1,200,000
Common stock issued in connection with note payable
Common stock issued in connection with note payable, shares			30,000
Exercise of stock options					324						324
Exercise of stock options, shares			226,740
Reclassification of warrant liabilities					13,535						13,535
Stock based compensation					6,305						6,305
Stock based compensation, shares			15,000
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock					132		(126)				6
Deemed dividend on Series D preferred stock
Issuance of common stock and warrants for cash			$ 1		42,619						42,620
Issuance of common stock and warrants for cash, shares			5,212,753
Net loss							(274,117)				(274,117)
Balance at Sep. 30, 2020		$ 566,124	$ 5		$ 385,030		$ (458,632)			$ 16,410	$ 508,937
Balance, shares at Sep. 30, 2020		32,324,362	47,531,170